Risk/Return Detail Data - VIPEmergingMarketsPortfolio-InitialServiceService2PRO - USD ($)			12 Months Ended											60 Months Ended	84 Months Ended		96 Months Ended		120 Months Ended
		Apr. 30, 2026	Apr. 30, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Apr. 30, 2026	Apr. 30, 2026		Apr. 30, 2026		Apr. 30, 2026
VIPContrafundPortfolio-InvestorPRO | VIP Contrafund Portfolio | VIP Contrafund Portfolio - Investor Class
Prospectus Line Items
Management Fees (as a percentage of Assets)		0.61%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.00%
Expenses (as a percentage of Assets)		0.61%
Expense Example, with Redemption, 1 Year		$ 62
Expense Example, with Redemption, 3 Years		195
Expense Example, with Redemption, 5 Years		340
Expense Example, with Redemption, 10 Years		$ 762
Average Annual Return, Label [Optional Text]			Investor Class
Average Annual Return, Percent			21.43%											15.28%					15.69%
Annual Return [Percent]				21.43%	33.70%	33.36%	(26.38%)	27.74%	30.48%	31.49%	(6.49%)	21.81%	7.95%
VIPContrafundPortfolio-InvestorPRO | VIP Contrafund Portfolio
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund /Class: VIP Contrafund℠ Portfolio /Investor Class
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		VIP Contrafund℠ Portfolio seeks long-term capital appreciation.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred, directly or indirectly, when you, as a variable product owner, buy, hold, and sell interests in a separate account that invests in shares of the fund. The table does not include any fees or other expenses of any variable annuity or variable life insurance product; if it did, overall fees and expenses would be higher.
Shareholder Fees Caption [Optional Text]		Fees
Shareholder Fee, Other
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 48 % of the average value of its portfolio.
Portfolio Turnover, Rate		48.00%
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. This example does not include any fees or other expenses of any variable annuity or variable life insurance product; if it did, overall expenses would be higher. For every $10,000 invested, here's how much you, as a variable product owner, would pay in total expenses if all interests in a separate account that invests in shares of the fund were redeemed at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Normally investing primarily in common stocks. Investing in securities of companies whose value Fidelity Management & Research Company LLC (FMR) believes is not fully recognized by the public. Investing in domestic and foreign issuers. Investing in either "growth" stocks or "value" stocks or both. Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the "Additional Index Information" section of the prospectus. Past performance is not an indication of future performance. Returns for shares of the fund do not include the effect of any sales charges or other expenses of any variable annuity or variable life insurance product; if they did, returns for shares of the fund would be lower.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time.
Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Bar Chart Does Not Reflect Sales Loads [Text]		Returns for shares of the fund do not include the effect of any sales charges or other expenses of any variable annuity or variable life insurance product; if they did, returns for shares of the fund would be lower.
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Jun. 30, 2020
Highest Quarterly Return		25.32%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Jun. 30, 2022
Lowest Quarterly Return		(19.33%)
Performance Table Heading		Average Annual Returns
VIPContrafundPortfolio-InvestorPRO | VIP Contrafund Portfolio | SP001
Prospectus Line Items
Average Annual Return, Label [Optional Text]			S&P 500® Index
Average Annual Return, Percent			17.88%											14.42%					14.82%
VIPExtendedMarketIndexPortfolio-InitialServiceService2PRO | VIP Extended Market Index Portfolio | VIP Extended Market Index Portfolio - Initial Class
Prospectus Line Items
Management Fees (as a percentage of Assets)		0.12%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.00%
Expenses (as a percentage of Assets)		0.12%
Expense Example, with Redemption, 1 Year		$ 12
Expense Example, with Redemption, 3 Years		39
Expense Example, with Redemption, 5 Years		68
Expense Example, with Redemption, 10 Years		$ 154
Annual Return, Inception Date		Apr. 17, 2018
Average Annual Return, Label [Optional Text]			Initial Class
Average Annual Return, Percent			12.32%											8.02%			8.82%	[1]
Annual Return [Percent]				12.32%	12.31%	17.44%	(18.13%)	21.24%	16.46%	25.88%
VIPExtendedMarketIndexPortfolio-InitialServiceService2PRO | VIP Extended Market Index Portfolio | VIP Extended Market Index Portfolio - Service Class
Prospectus Line Items
Management Fees (as a percentage of Assets)		0.12%
Distribution and Service (12b-1) Fees		0.10%
Other Expenses (as a percentage of Assets):		0.00%
Expenses (as a percentage of Assets)		0.22%
Expense Example, with Redemption, 1 Year		$ 23
Expense Example, with Redemption, 3 Years		71
Expense Example, with Redemption, 5 Years		124
Expense Example, with Redemption, 10 Years		$ 280
Annual Return, Inception Date		Apr. 11, 2019
Average Annual Return, Label [Optional Text]			Service Class
Average Annual Return, Percent			12.18%											7.91%	9.21%	[2]
VIPExtendedMarketIndexPortfolio-InitialServiceService2PRO | VIP Extended Market Index Portfolio | VIP Extended Market Index Portfolio - Service Class 2
Prospectus Line Items
Management Fees (as a percentage of Assets)		0.12%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses (as a percentage of Assets):		0.00%
Expenses (as a percentage of Assets)		0.37%
Expense Example, with Redemption, 1 Year		$ 38
Expense Example, with Redemption, 3 Years		119
Expense Example, with Redemption, 5 Years		208
Expense Example, with Redemption, 10 Years		$ 468
Annual Return, Inception Date		Apr. 17, 2018
Average Annual Return, Label [Optional Text]			Service Class 2
Average Annual Return, Percent			12.03%											7.75%			8.54%	[3]
VIPExtendedMarketIndexPortfolio-InitialServiceService2PRO | VIP Extended Market Index Portfolio
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund /Class: VIP Extended Market Index Portfolio /Initial Class, Service Class, Service Class 2
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		VIP Extended Market Index Portfolio seeks to provide investment results that correspond to the total return of stocks of mid- to small-capitalization U.S. companies.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred, directly or indirectly, when you, as a variable product owner, buy, hold, and sell interests in a separate account that invests in shares of the fund. The table does not include any fees or other expenses of any variable annuity or variable life insurance product; if it did, overall fees and expenses would be higher.
Shareholder Fees Caption [Optional Text]		Fees
Shareholder Fee, Other
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 13 % of the average value of its portfolio.
Portfolio Turnover, Rate		13.00%
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. This example does not include any fees or other expenses of any variable annuity or variable life insurance product; if it did, overall expenses would be higher. For every $10,000 invested, here's how much you, as a variable product owner, would pay in total expenses if all interests in a separate account that invests in shares of the fund were redeemed at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Normally investing at least 80% of assets in common stocks included in the Fidelity U.S. Extended Investable Market IndexSM. The Fidelity U.S. Extended Investable Market Index SM is a float-adjusted market capitalization-weighted index designed to reflect the performance of U.S. mid- and small-cap stocks. This index is a subset of the Fidelity U.S. Total Investable Market Index SM (a float-adjusted market capitalization-weighted index designed to reflect the performance of the U.S. equity market, including large-, mid-, and small-capitalization stocks), excluding the 500 largest companies. The Fidelity U.S. Extended Investable Market Index SM was created by Fidelity Product Services LLC (FPS) using a rules-based proprietary index methodology that includes all U.S. stocks meeting certain market capitalization, liquidity, and investability requirements. Derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Using statistical sampling techniques based on such factors as capitalization, industry exposures, dividend yield, price-to-earnings (P/E) ratio, price-to-book (P/B) ratio, and earnings growth to attempt to replicate the returns of the Fidelity U.S. Extended Investable Market Index℠. Lending securities to earn income for the fund.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance is not an indication of future performance. Returns for shares of the fund do not include the effect of any sales charges or other expenses of any variable annuity or variable life insurance product; if they did, returns for shares of the fund would be lower.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Bar Chart Does Not Reflect Sales Loads [Text]		Returns for shares of the fund do not include the effect of any sales charges or other expenses of any variable annuity or variable life insurance product; if they did, returns for shares of the fund would be lower.
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Jun. 30, 2020
Highest Quarterly Return		26.92%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Mar. 31, 2020
Lowest Quarterly Return		(31.65%)
Performance Table Heading		Average Annual Returns
VIPExtendedMarketIndexPortfolio-InitialServiceService2PRO | VIP Extended Market Index Portfolio | SP001
Prospectus Line Items
Average Annual Return, Label [Optional Text]			S&P 500® Index
Average Annual Return, Percent			17.88%											14.42%			14.64%
VIPExtendedMarketIndexPortfolio-InitialServiceService2PRO | VIP Extended Market Index Portfolio | IXYST
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Fidelity U.S. Extended Investable Market Index℠
Average Annual Return, Percent			12.47%											8.17%			9.01%
VIPIndex500Portfolio-InitialServiceService2PRO | VIP Index 500 Portfolio | VIP Index 500 Portfolio - Initial Class
Prospectus Line Items
Management Fees (as a percentage of Assets)		0.045%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.046%
Expenses (as a percentage of Assets)		0.091%
Expense Example, with Redemption, 1 Year		$ 9
Expense Example, with Redemption, 3 Years		29
Expense Example, with Redemption, 5 Years		51
Expense Example, with Redemption, 10 Years		$ 117
Average Annual Return, Label [Optional Text]			Initial Class
Average Annual Return, Percent			17.78%											14.31%					14.70%
Annual Return [Percent]				17.78%	24.90%	26.19%	(18.21%)	28.58%	18.24%	31.35%	(4.49%)	21.71%	11.86%
VIPIndex500Portfolio-InitialServiceService2PRO | VIP Index 500 Portfolio | VIP Index 500 Portfolio - Service Class
Prospectus Line Items
Management Fees (as a percentage of Assets)		0.045%
Distribution and Service (12b-1) Fees		0.10%
Other Expenses (as a percentage of Assets):		0.045%
Expenses (as a percentage of Assets)		0.19%
Expense Example, with Redemption, 1 Year		$ 19
Expense Example, with Redemption, 3 Years		61
Expense Example, with Redemption, 5 Years		107
Expense Example, with Redemption, 10 Years		$ 243
Average Annual Return, Label [Optional Text]			Service Class
Average Annual Return, Percent			17.66%											14.20%					14.59%
VIPIndex500Portfolio-InitialServiceService2PRO | VIP Index 500 Portfolio | VIP Index 500 Portfolio - Service Class 2
Prospectus Line Items
Management Fees (as a percentage of Assets)		0.045%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses (as a percentage of Assets):		0.045%
Expenses (as a percentage of Assets)		0.34%
Expense Example, with Redemption, 1 Year		$ 35
Expense Example, with Redemption, 3 Years		109
Expense Example, with Redemption, 5 Years		191
Expense Example, with Redemption, 10 Years		$ 431
Average Annual Return, Label [Optional Text]			Service Class 2
Average Annual Return, Percent			17.48%											14.03%					14.42%
VIPIndex500Portfolio-InitialServiceService2PRO | VIP Index 500 Portfolio
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund /Class: VIP Index 500 Portfolio /Initial Class, Service Class, Service Class 2
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		VIP Index 500 Portfolio seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500 ® Index.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred, directly or indirectly, when you, as a variable product owner, buy, hold, and sell interests in a separate account that invests in shares of the fund. The table does not include any fees or other expenses of any variable annuity or variable life insurance product; if it did, overall fees and expenses would be higher.
Shareholder Fees Caption [Optional Text]		Fees
Shareholder Fee, Other
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 4 % of the average value of its portfolio.
Portfolio Turnover, Rate		4.00%
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. This example does not include any fees or other expenses of any variable annuity or variable life insurance product; if it did, overall expenses would be higher. For every $10,000 invested, here's how much you, as a variable product owner, would pay in total expenses if all interests in a separate account that invests in shares of the fund were redeemed at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Normally investing at least 80% of assets in common stocks included in the S&P 500® Index. The S&P 500 ® Index is a market capitalization-weighted index of 500 common stocks that represents the performance of the large-capitalization segment of the U.S. market. Derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Lending securities to earn income for the fund. The fund may operate as a non-diversified fund, as defined under the Investment Company Act of 1940 (1940 Act), to the approximate extent the index is non-diversified. The fund may therefore operate as non-diversified solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the index.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the "Additional Index Information" section of the prospectus. Past performance is not an indication of future performance. Returns for shares of the fund do not include the effect of any sales charges or other expenses of any variable annuity or variable life insurance product; if they did, returns for shares of the fund would be lower.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time.
Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Bar Chart Does Not Reflect Sales Loads [Text]		Returns for shares of the fund do not include the effect of any sales charges or other expenses of any variable annuity or variable life insurance product; if they did, returns for shares of the fund would be lower.
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Jun. 30, 2020
Highest Quarterly Return		20.54%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Mar. 31, 2020
Lowest Quarterly Return		(19.66%)
Performance Table Heading		Average Annual Returns
VIPIndex500Portfolio-InitialServiceService2PRO | VIP Index 500 Portfolio | SP001
Prospectus Line Items
Average Annual Return, Label [Optional Text]			S&P 500® Index
Average Annual Return, Percent			17.88%											14.42%					14.82%
VIPEmergingMarketsPortfolio-InitialServiceService2PRO | VIP Emerging Markets Portfolio | VIP Emerging Markets Portfolio - Initial Class
Prospectus Line Items
Management Fees (as a percentage of Assets)		0.83%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.04%
Expenses (as a percentage of Assets)		0.87%
Expense Example, with Redemption, 1 Year		$ 89
Expense Example, with Redemption, 3 Years		278
Expense Example, with Redemption, 5 Years		482
Expense Example, with Redemption, 10 Years		$ 1,073
Average Annual Return, Label [Optional Text]			Initial Class
Average Annual Return, Percent			41.20%											5.88%					10.93%
Annual Return [Percent]				41.20%	10.04%	9.66%	(20.17%)	(2.17%)	31.27%	29.46%	(18.00%)	47.40%	3.24%
VIPEmergingMarketsPortfolio-InitialServiceService2PRO | VIP Emerging Markets Portfolio | VIP Emerging Markets Portfolio - Service Class
Prospectus Line Items
Management Fees (as a percentage of Assets)		0.83%
Distribution and Service (12b-1) Fees		0.10%
Other Expenses (as a percentage of Assets):		0.04%
Expenses (as a percentage of Assets)		0.97%
Expense Example, with Redemption, 1 Year		$ 99
Expense Example, with Redemption, 3 Years		309
Expense Example, with Redemption, 5 Years		536
Expense Example, with Redemption, 10 Years		$ 1,190
Average Annual Return, Label [Optional Text]			Service Class
Average Annual Return, Percent			41.04%											5.77%					10.82%
VIPEmergingMarketsPortfolio-InitialServiceService2PRO | VIP Emerging Markets Portfolio | VIP Emerging Markets Portfolio - Service Class 2
Prospectus Line Items
Management Fees (as a percentage of Assets)		0.83%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses (as a percentage of Assets):		0.04%
Expenses (as a percentage of Assets)		1.12%
Expense Example, with Redemption, 1 Year		$ 114
Expense Example, with Redemption, 3 Years		356
Expense Example, with Redemption, 5 Years		617
Expense Example, with Redemption, 10 Years		$ 1,363
Average Annual Return, Label [Optional Text]			Service Class 2
Average Annual Return, Percent			40.79%											5.62%					10.66%
VIPEmergingMarketsPortfolio-InitialServiceService2PRO | VIP Emerging Markets Portfolio
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund /Class: VIP Emerging Markets Portfolio /Initial Class, Service Class, Service Class 2
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		VIP Emerging Markets Portfolio seeks capital appreciation.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred, directly or indirectly, when you, as a variable product owner, buy, hold, and sell interests in a separate account that invests in shares of the fund. The table does not include any fees or other expenses of any variable annuity or variable life insurance product; if it did, overall fees and expenses would be higher.
Shareholder Fees Caption [Optional Text]		Fees
Shareholder Fee, Other
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 53 % of the average value of its portfolio.
Portfolio Turnover, Rate		53.00%
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. This example does not include any fees or other expenses of any variable annuity or variable life insurance product; if it did, overall expenses would be higher. For every $10,000 invested, here's how much you, as a variable product owner, would pay in total expenses if all interests in a separate account that invests in shares of the fund were redeemed at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Normally investing at least 80% of assets in securities of issuers in emerging markets and other investments that are tied economically to emerging markets. Emerging markets include countries that have an emerging stock market as defined by MSCI, countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets that the Adviser identifies as having similar emerging markets characteristics. The Adviser considers a number of factors to determine whether an issuer is located in or tied economically to a particular country or region including: whether a third-party vendor has assigned a particular country or region classification to the issuer or included the issuer in an index representative of a particular country or region; the issuer's domicile, incorporation, and location of assets; whether the issuer derives at least 50% of its revenues from, or has at least 50% of its assets in, a particular country or region; the source of government guarantees (if any); and the primary trading market or listing exchange. Whether an issuer is located in or tied economically to a particular country can be determined under any of these factors. Derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Normally investing primarily in common stocks. Allocating investments across different emerging markets countries. Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the "Additional Index Information" section of the prospectus. Past performance is not an indication of future performance. Returns for shares of the fund do not include the effect of any sales charges or other expenses of any variable annuity or variable life insurance product; if they did, returns for shares of the fund would be lower.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time.
Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Bar Chart Does Not Reflect Sales Loads [Text]		Returns for shares of the fund do not include the effect of any sales charges or other expenses of any variable annuity or variable life insurance product; if they did, returns for shares of the fund would be lower.
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Dec. 31, 2020
Highest Quarterly Return		25.66%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Mar. 31, 2020
Lowest Quarterly Return		(21.61%)
Performance Table Heading		Average Annual Returns
VIPEmergingMarketsPortfolio-InitialServiceService2PRO | VIP Emerging Markets Portfolio | MC041
Prospectus Line Items
Average Annual Return, Label [Optional Text]			MSCI Emerging Markets Index
Average Annual Return, Percent			33.53%											4.20%					8.44%
VIPContrafundPortfolio-InitialServiceService2PRO | VIP Contrafund Portfolio | VIP Contrafund Portfolio - Initial Class
Prospectus Line Items
Management Fees (as a percentage of Assets)		0.54%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.00%
Expenses (as a percentage of Assets)		0.54%
Expense Example, with Redemption, 1 Year		$ 55
Expense Example, with Redemption, 3 Years		173
Expense Example, with Redemption, 5 Years		302
Expense Example, with Redemption, 10 Years		$ 677
Average Annual Return, Label [Optional Text]			Initial Class
Average Annual Return, Percent			21.52%											15.37%					15.78%
Annual Return [Percent]				21.52%	33.79%	33.45%	(26.31%)	27.83%	30.57%	31.58%	(6.38%)	21.88%	8.04%
VIPContrafundPortfolio-InitialServiceService2PRO | VIP Contrafund Portfolio | VIP Contrafund Portfolio - Service Class
Prospectus Line Items
Management Fees (as a percentage of Assets)		0.54%
Distribution and Service (12b-1) Fees		0.10%
Other Expenses (as a percentage of Assets):		0.00%
Expenses (as a percentage of Assets)		0.64%
Expense Example, with Redemption, 1 Year		$ 65
Expense Example, with Redemption, 3 Years		205
Expense Example, with Redemption, 5 Years		357
Expense Example, with Redemption, 10 Years		$ 798
Average Annual Return, Label [Optional Text]			Service Class
Average Annual Return, Percent			21.42%											15.26%					15.66%
VIPContrafundPortfolio-InitialServiceService2PRO | VIP Contrafund Portfolio | VIP Contrafund Portfolio - Service Class 2
Prospectus Line Items
Management Fees (as a percentage of Assets)		0.54%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses (as a percentage of Assets):		0.00%
Expenses (as a percentage of Assets)		0.79%
Expense Example, with Redemption, 1 Year		$ 81
Expense Example, with Redemption, 3 Years		252
Expense Example, with Redemption, 5 Years		439
Expense Example, with Redemption, 10 Years		$ 978
Average Annual Return, Label [Optional Text]			Service Class 2
Average Annual Return, Percent			21.24%											15.08%					15.49%
VIPContrafundPortfolio-InitialServiceService2PRO | VIP Contrafund Portfolio
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund /Class: VIP Contrafund℠ Portfolio /Initial Class, Service Class, Service Class 2
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		VIP Contrafund℠ Portfolio seeks long-term capital appreciation.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred, directly or indirectly, when you, as a variable product owner, buy, hold, and sell interests in a separate account that invests in shares of the fund. The table does not include any fees or other expenses of any variable annuity or variable life insurance product; if it did, overall fees and expenses would be higher.
Shareholder Fees Caption [Optional Text]		Fees
Shareholder Fee, Other
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 48 % of the average value of its portfolio.
Portfolio Turnover, Rate		48.00%
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. This example does not include any fees or other expenses of any variable annuity or variable life insurance product; if it did, overall expenses would be higher. For every $10,000 invested, here's how much you, as a variable product owner, would pay in total expenses if all interests in a separate account that invests in shares of the fund were redeemed at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Normally investing primarily in common stocks. Investing in securities of companies whose value Fidelity Management & Research Company LLC (FMR) believes is not fully recognized by the public. Investing in domestic and foreign issuers. Investing in either "growth" stocks or "value" stocks or both. Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the "Additional Index Information" section of the prospectus. Past performance is not an indication of future performance. Returns for shares of the fund do not include the effect of any sales charges or other expenses of any variable annuity or variable life insurance product; if they did, returns for shares of the fund would be lower.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time.
Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Bar Chart Does Not Reflect Sales Loads [Text]		Returns for shares of the fund do not include the effect of any sales charges or other expenses of any variable annuity or variable life insurance product; if they did, returns for shares of the fund would be lower.
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Jun. 30, 2020
Highest Quarterly Return		25.36%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Jun. 30, 2022
Lowest Quarterly Return		(19.31%)
Performance Table Heading		Average Annual Returns
VIPContrafundPortfolio-InitialServiceService2PRO | VIP Contrafund Portfolio | SP001
Prospectus Line Items
Average Annual Return, Label [Optional Text]			S&P 500® Index
Average Annual Return, Percent			17.88%											14.42%					14.82%
VIPInternationalCapitalAppreciationPortfolio-InitialServiceService2PRO | VIP International Capital Appreciation Portfolio | VIP International Capital Appreciation Portfolio - Initial Class
Prospectus Line Items
Management Fees (as a percentage of Assets)		0.74%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.04%
Expenses (as a percentage of Assets)		0.78%
Expense Example, with Redemption, 1 Year		$ 80
Expense Example, with Redemption, 3 Years		249
Expense Example, with Redemption, 5 Years		433
Expense Example, with Redemption, 10 Years		$ 966
Average Annual Return, Label [Optional Text]			Initial Class
Average Annual Return, Percent			18.69%											6.26%					9.81%
Annual Return [Percent]				18.69%	8.19%	27.50%	(26.40%)	12.39%	22.18%	33.33%	(12.75%)	36.45%	(2.98%)
VIPInternationalCapitalAppreciationPortfolio-InitialServiceService2PRO | VIP International Capital Appreciation Portfolio | VIP International Capital Appreciation Portfolio - Service Class
Prospectus Line Items
Management Fees (as a percentage of Assets)		0.74%
Distribution and Service (12b-1) Fees		0.10%
Other Expenses (as a percentage of Assets):		0.03%
Expenses (as a percentage of Assets)		0.87%
Expense Example, with Redemption, 1 Year		$ 89
Expense Example, with Redemption, 3 Years		278
Expense Example, with Redemption, 5 Years		482
Expense Example, with Redemption, 10 Years		$ 1,073
Average Annual Return, Label [Optional Text]			Service Class
Average Annual Return, Percent			18.60%											6.14%					9.69%
VIPInternationalCapitalAppreciationPortfolio-InitialServiceService2PRO | VIP International Capital Appreciation Portfolio | VIP International Capital Appreciation Portfolio - Service Class 2
Prospectus Line Items
Management Fees (as a percentage of Assets)		0.74%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses (as a percentage of Assets):		0.03%
Expenses (as a percentage of Assets)		1.02%
Expense Example, with Redemption, 1 Year		$ 104
Expense Example, with Redemption, 3 Years		325
Expense Example, with Redemption, 5 Years		563
Expense Example, with Redemption, 10 Years		$ 1,248
Average Annual Return, Label [Optional Text]			Service Class 2
Average Annual Return, Percent			18.36%											5.99%					9.53%
VIPInternationalCapitalAppreciationPortfolio-InitialServiceService2PRO | VIP International Capital Appreciation Portfolio
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund /Class: VIP International Capital Appreciation Portfolio /Initial Class, Service Class, Service Class 2
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		VIP International Capital Appreciation Portfolio seeks capital appreciation.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred, directly or indirectly, when you, as a variable product owner, buy, hold, and sell interests in a separate account that invests in shares of the fund. The table does not include any fees or other expenses of any variable annuity or variable life insurance product; if it did, overall fees and expenses would be higher.
Shareholder Fees Caption [Optional Text]		Fees
Shareholder Fee, Other
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 102 % of the average value of its portfolio.
Portfolio Turnover, Rate		102.00%
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. This example does not include any fees or other expenses of any variable annuity or variable life insurance product; if it did, overall expenses would be higher. For every $10,000 invested, here's how much you, as a variable product owner, would pay in total expenses if all interests in a separate account that invests in shares of the fund were redeemed at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Normally investing primarily in non-U.S. securities, including securities of issuers located in emerging markets. The Adviser considers non-U.S. securities to include investments that are tied economically to a particular country or region outside the U.S. Emerging markets include countries that have an emerging stock market as defined by MSCI, countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets that the Adviser identifies as having similar emerging markets characteristics. The Adviser considers a number of factors to determine whether an issuer is located in or tied economically to a particular country or region including: whether a third-party vendor has assigned a particular country or region classification to the issuer or included the issuer in an index representative of a particular country or region; the issuer's domicile, incorporation, and location of assets; whether the issuer derives at least 50% of its revenues from, or has at least 50% of its assets in, a particular country or region; the source of government guarantees (if any); and the primary trading market or listing exchange. Whether an issuer is located in or tied economically to a particular country can be determined under any of these factors. Normally investing primarily in common stocks. Allocating investments across different countries and regions. Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the "Additional Index Information" section of the prospectus. Past performance is not an indication of future performance. Returns for shares of the fund do not include the effect of any sales charges or other expenses of any variable annuity or variable life insurance product; if they did, returns for shares of the fund would be lower.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time.
Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Bar Chart Does Not Reflect Sales Loads [Text]		Returns for shares of the fund do not include the effect of any sales charges or other expenses of any variable annuity or variable life insurance product; if they did, returns for shares of the fund would be lower.
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Jun. 30, 2020
Highest Quarterly Return		19.12%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Jun. 30, 2022
Lowest Quarterly Return		(18.90%)
Performance Table Heading		Average Annual Returns
VIPInternationalCapitalAppreciationPortfolio-InitialServiceService2PRO | VIP International Capital Appreciation Portfolio | MS112
Prospectus Line Items
Average Annual Return, Label [Optional Text]			MSCI ACWI (All Country World Index) ex USA Index
Average Annual Return, Percent			32.64%											8.09%					8.60%
VIPDisciplinedSmallCapPortfolio-InvestorPRO | VIP Disciplined Small Cap Portfolio | VIP Disciplined Small Cap Portfolio - Investor Class
Prospectus Line Items
Management Fees (as a percentage of Assets)		0.38%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.02%
Expenses (as a percentage of Assets)		0.40%
Expense Example, with Redemption, 1 Year		$ 41
Expense Example, with Redemption, 3 Years		128
Expense Example, with Redemption, 5 Years		224
Expense Example, with Redemption, 10 Years		$ 505
Average Annual Return, Label [Optional Text]			Investor Class
Average Annual Return, Percent			17.28%											10.29%					10.51%
Annual Return [Percent]				17.28%	16.82%	20.85%	(18.29%)	20.62%	18.33%	23.55%	(13.09%)	6.91%	22.54%
VIPDisciplinedSmallCapPortfolio-InvestorPRO | VIP Disciplined Small Cap Portfolio
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund /Class: VIP Disciplined Small Cap Portfolio /Investor Class
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		VIP Disciplined Small Cap Portfolio seeks capital appreciation.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred, directly or indirectly, when you, as a variable product owner, buy, hold, and sell interests in a separate account that invests in shares of the fund. The table does not include any fees or other expenses of any variable annuity or variable life insurance product; if it did, overall fees and expenses would be higher.
Shareholder Fees Caption [Optional Text]		Fees
Shareholder Fee, Other
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 69 % of the average value of its portfolio.
Portfolio Turnover, Rate		69.00%
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. This example does not include any fees or other expenses of any variable annuity or variable life insurance product; if it did, overall expenses would be higher. For every $10,000 invested, here's how much you, as a variable product owner, would pay in total expenses if all interests in a separate account that invests in shares of the fund were redeemed at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Normally investing at least 80% of assets in securities of companies with small market capitalizations. The Adviser generally defines small market capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the Russell 2000 ® Index or the S&P SmallCap 600 ® Index. Derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Normally investing primarily in common stocks. Investing in either "growth" stocks or "value" stocks or both. Generally utilizing a research-driven approach identifying long-term drivers of stock returns that may include, but are not limited to, valuation, growth, quality, and other factors. The research is systematically applied alongside a proprietary portfolio construction and risk management framework to select a broadly diversified group of stocks that may have the potential to provide a higher total return than that of the Russell 2000® Index.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance is not an indication of future performance. Returns for shares of the fund do not include the effect of any sales charges or other expenses of any variable annuity or variable life insurance product; if they did, returns for shares of the fund would be lower.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Bar Chart Does Not Reflect Sales Loads [Text]		Returns for shares of the fund do not include the effect of any sales charges or other expenses of any variable annuity or variable life insurance product; if they did, returns for shares of the fund would be lower.
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Dec. 31, 2020
Highest Quarterly Return		31.67%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Mar. 31, 2020
Lowest Quarterly Return		(31.40%)
Performance Table Heading		Average Annual Returns
VIPDisciplinedSmallCapPortfolio-InvestorPRO | VIP Disciplined Small Cap Portfolio | RS002
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Russell 2000® Index
Average Annual Return, Percent			12.81%											6.09%					9.62%
VIPDisciplinedSmallCapPortfolio-InvestorPRO | VIP Disciplined Small Cap Portfolio | RS003
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Russell 3000® Index
Average Annual Return, Percent			17.15%											13.15%					14.29%
VIPInternationalIndexPortfolio-InitialServiceService2PRO | VIP International Index Portfolio | VIP International Index Portfolio - Initial Class
Prospectus Line Items
Management Fees (as a percentage of Assets)		0.16%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.00%
Expenses (as a percentage of Assets)		0.16%
Expense Example, with Redemption, 1 Year		$ 16
Expense Example, with Redemption, 3 Years		52
Expense Example, with Redemption, 5 Years		90
Expense Example, with Redemption, 10 Years		$ 205
Annual Return, Inception Date		Apr. 17, 2018
Average Annual Return, Label [Optional Text]			Initial Class
Average Annual Return, Percent			33.15%											8.02%			7.06%	[4]
Annual Return [Percent]				33.15%	5.11%	16.16%	(16.02%)	7.72%	10.69%	21.53%
VIPInternationalIndexPortfolio-InitialServiceService2PRO | VIP International Index Portfolio | VIP International Index Portfolio - Service Class
Prospectus Line Items
Management Fees (as a percentage of Assets)		0.16%
Distribution and Service (12b-1) Fees		0.10%
Other Expenses (as a percentage of Assets):		0.00%
Expenses (as a percentage of Assets)		0.26%
Expense Example, with Redemption, 1 Year		$ 27
Expense Example, with Redemption, 3 Years		84
Expense Example, with Redemption, 5 Years		146
Expense Example, with Redemption, 10 Years		$ 331
Annual Return, Inception Date		Apr. 11, 2019
Average Annual Return, Label [Optional Text]			Service Class
Average Annual Return, Percent			33.06%											7.92%	8.68%	[5]
VIPInternationalIndexPortfolio-InitialServiceService2PRO | VIP International Index Portfolio | VIP International Index Portfolio - Service Class 2
Prospectus Line Items
Management Fees (as a percentage of Assets)		0.16%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses (as a percentage of Assets):		0.00%
Expenses (as a percentage of Assets)		0.41%
Expense Example, with Redemption, 1 Year		$ 42
Expense Example, with Redemption, 3 Years		132
Expense Example, with Redemption, 5 Years		230
Expense Example, with Redemption, 10 Years		$ 518
Annual Return, Inception Date		Apr. 17, 2018
Average Annual Return, Label [Optional Text]			Service Class 2
Average Annual Return, Percent			32.82%											7.76%			6.79%	[6]
VIPInternationalIndexPortfolio-InitialServiceService2PRO | VIP International Index Portfolio
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund /Class: VIP International Index Portfolio /Initial Class, Service Class, Service Class 2
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		VIP International Index Portfolio seeks to provide investment results that correspond to the total return of foreign developed and emerging stock markets.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred, directly or indirectly, when you, as a variable product owner, buy, hold, and sell interests in a separate account that invests in shares of the fund. The table does not include any fees or other expenses of any variable annuity or variable life insurance product; if it did, overall fees and expenses would be higher.
Shareholder Fees Caption [Optional Text]		Fees
Shareholder Fee, Other
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 4 % of the average value of its portfolio.
Portfolio Turnover, Rate		4.00%
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. This example does not include any fees or other expenses of any variable annuity or variable life insurance product; if it did, overall expenses would be higher. For every $10,000 invested, here's how much you, as a variable product owner, would pay in total expenses if all interests in a separate account that invests in shares of the fund were redeemed at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Normally investing at least 80% of assets in securities included in the Fidelity Global ex U.S. IndexSM and in depositary receipts representing securities included in the index. The Fidelity Global ex U.S. Index SM is a float-adjusted market capitalization-weighted index designed to reflect the performance of stocks of non-U.S. large- and mid- capitalization companies. The Fidelity Global ex U.S. Index SM was created by Fidelity Product Services LLC (FPS) using a rules-based proprietary index methodology that includes all non-U.S. large- and mid-capitalization stocks meeting certain market capitalization, liquidity, and investability requirements. Derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Using statistical sampling techniques based on such factors as capitalization, industry exposures, dividend yield, price-to-earnings (P/E) ratio, price-to-book (P/B) ratio, earnings growth, country weightings, and the effect of foreign taxes to attempt to replicate the returns of the Fidelity Global ex U.S. Index℠. Lending securities to earn income for the fund.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance is not an indication of future performance. Returns for shares of the fund do not include the effect of any sales charges or other expenses of any variable annuity or variable life insurance product; if they did, returns for shares of the fund would be lower.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Bar Chart Does Not Reflect Sales Loads [Text]		Returns for shares of the fund do not include the effect of any sales charges or other expenses of any variable annuity or variable life insurance product; if they did, returns for shares of the fund would be lower.
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Jun. 30, 2020
Highest Quarterly Return		17.25%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Mar. 31, 2020
Lowest Quarterly Return		(23.71%)
Performance Table Heading		Average Annual Returns
VIPInternationalIndexPortfolio-InitialServiceService2PRO | VIP International Index Portfolio | IXYSU
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Fidelity Global ex U.S. Index℠
Average Annual Return, Percent			33.26%											8.38%			7.48%
VIPInternationalIndexPortfolio-InitialServiceService2PRO | VIP International Index Portfolio | MS112
Prospectus Line Items
Average Annual Return, Label [Optional Text]			MSCI ACWI (All Country World Index) ex USA Index
Average Annual Return, Percent			32.64%											8.09%			7.14%
VIPInternationalCapitalAppreciationPortfolio-InvestorPRO | VIP International Capital Appreciation Portfolio | VIP International Capital Appreciation Portfolio - Investor Class
Prospectus Line Items
Management Fees (as a percentage of Assets)		0.82%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.03%
Expenses (as a percentage of Assets)		0.85%
Expense Example, with Redemption, 1 Year		$ 87
Expense Example, with Redemption, 3 Years		271
Expense Example, with Redemption, 5 Years		471
Expense Example, with Redemption, 10 Years		$ 1,049
Average Annual Return, Label [Optional Text]			Investor Class
Average Annual Return, Percent			18.56%											6.16%					9.72%
Annual Return [Percent]				18.56%	8.12%	27.42%	(26.45%)	12.24%	22.14%	33.16%	(12.80%)	36.33%	(3.01%)
VIPInternationalCapitalAppreciationPortfolio-InvestorPRO | VIP International Capital Appreciation Portfolio
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund /Class: VIP International Capital Appreciation Portfolio /Investor Class
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		VIP International Capital Appreciation Portfolio seeks capital appreciation.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred, directly or indirectly, when you, as a variable product owner, buy, hold, and sell interests in a separate account that invests in shares of the fund. The table does not include any fees or other expenses of any variable annuity or variable life insurance product; if it did, overall fees and expenses would be higher.
Shareholder Fees Caption [Optional Text]		Fees
Shareholder Fee, Other
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 102 % of the average value of its portfolio.
Portfolio Turnover, Rate		102.00%
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. This example does not include any fees or other expenses of any variable annuity or variable life insurance product; if it did, overall expenses would be higher. For every $10,000 invested, here's how much you, as a variable product owner, would pay in total expenses if all interests in a separate account that invests in shares of the fund were redeemed at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Normally investing primarily in non-U.S. securities, including securities of issuers located in emerging markets. The Adviser considers non-U.S. securities to include investments that are tied economically to a particular country or region outside the U.S. Emerging markets include countries that have an emerging stock market as defined by MSCI, countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets that the Adviser identifies as having similar emerging markets characteristics. The Adviser considers a number of factors to determine whether an issuer is located in or tied economically to a particular country or region including: whether a third-party vendor has assigned a particular country or region classification to the issuer or included the issuer in an index representative of a particular country or region; the issuer's domicile, incorporation, and location of assets; whether the issuer derives at least 50% of its revenues from, or has at least 50% of its assets in, a particular country or region; the source of government guarantees (if any); and the primary trading market or listing exchange. Whether an issuer is located in or tied economically to a particular country can be determined under any of these factors. Normally investing primarily in common stocks. Allocating investments across different countries and regions. Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the "Additional Index Information" section of the prospectus. Past performance is not an indication of future performance. Returns for shares of the fund do not include the effect of any sales charges or other expenses of any variable annuity or variable life insurance product; if they did, returns for shares of the fund would be lower.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time.
Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Bar Chart Does Not Reflect Sales Loads [Text]		Returns for shares of the fund do not include the effect of any sales charges or other expenses of any variable annuity or variable life insurance product; if they did, returns for shares of the fund would be lower.
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Jun. 30, 2020
Highest Quarterly Return		19.15%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Jun. 30, 2022
Lowest Quarterly Return		(18.88%)
Performance Table Heading		Average Annual Returns
VIPInternationalCapitalAppreciationPortfolio-InvestorPRO | VIP International Capital Appreciation Portfolio | MS112
Prospectus Line Items
Average Annual Return, Label [Optional Text]			MSCI ACWI (All Country World Index) ex USA Index
Average Annual Return, Percent			32.64%											8.09%					8.60%
VIPEmergingMarketsPortfolio-InvestorPRO | VIP Emerging Markets Portfolio | VIP Emerging Markets Portfolio - Investor Class
Prospectus Line Items
Management Fees (as a percentage of Assets)		0.91%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.04%
Expenses (as a percentage of Assets)	[7]	0.95%
Expense Example, with Redemption, 1 Year		$ 97
Expense Example, with Redemption, 3 Years		303
Expense Example, with Redemption, 5 Years		525
Expense Example, with Redemption, 10 Years		$ 1,166
Average Annual Return, Label [Optional Text]			Investor Class
Average Annual Return, Percent			41.06%											5.79%					10.84%
Annual Return [Percent]				41.06%	9.90%	9.61%	(20.20%)	(2.28%)	31.16%	29.38%	(18.02%)	47.32%	3.06%
VIPEmergingMarketsPortfolio-InvestorPRO | VIP Emerging Markets Portfolio
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund /Class: VIP Emerging Markets Portfolio /Investor Class
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		VIP Emerging Markets Portfolio seeks capital appreciation.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred, directly or indirectly, when you, as a variable product owner, buy, hold, and sell interests in a separate account that invests in shares of the fund. The table does not include any fees or other expenses of any variable annuity or variable life insurance product; if it did, overall fees and expenses would be higher.
Shareholder Fees Caption [Optional Text]		Fees
Shareholder Fee, Other
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 53 % of the average value of its portfolio.
Portfolio Turnover, Rate		53.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]		Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses. For the period, acquired fund fees and expenses are less than 0.01% and are included in other expenses.
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. This example does not include any fees or other expenses of any variable annuity or variable life insurance product; if it did, overall expenses would be higher. For every $10,000 invested, here's how much you, as a variable product owner, would pay in total expenses if all interests in a separate account that invests in shares of the fund were redeemed at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Normally investing at least 80% of assets in securities of issuers in emerging markets and other investments that are tied economically to emerging markets. Emerging markets include countries that have an emerging stock market as defined by MSCI, countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets that the Adviser identifies as having similar emerging markets characteristics. The Adviser considers a number of factors to determine whether an issuer is located in or tied economically to a particular country or region including: whether a third-party vendor has assigned a particular country or region classification to the issuer or included the issuer in an index representative of a particular country or region; the issuer's domicile, incorporation, and location of assets; whether the issuer derives at least 50% of its revenues from, or has at least 50% of its assets in, a particular country or region; the source of government guarantees (if any); and the primary trading market or listing exchange. Whether an issuer is located in or tied economically to a particular country can be determined under any of these factors. Derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Normally investing primarily in common stocks. Allocating investments across different emerging markets countries. Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the "Additional Index Information" section of the prospectus. Past performance is not an indication of future performance. Returns for shares of the fund do not include the effect of any sales charges or other expenses of any variable annuity or variable life insurance product; if they did, returns for shares of the fund would be lower.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time.
Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Bar Chart Does Not Reflect Sales Loads [Text]		Returns for shares of the fund do not include the effect of any sales charges or other expenses of any variable annuity or variable life insurance product; if they did, returns for shares of the fund would be lower.
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Dec. 31, 2020
Highest Quarterly Return		25.65%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Mar. 31, 2020
Lowest Quarterly Return		(21.62%)
Performance Table Heading		Average Annual Returns
VIPEmergingMarketsPortfolio-InvestorPRO | VIP Emerging Markets Portfolio | MC041
Prospectus Line Items
Average Annual Return, Label [Optional Text]			MSCI Emerging Markets Index
Average Annual Return, Percent			33.53%											4.20%					8.44%
VIPTotalMarketIndexPortfolio-InitialServiceService2PRO | VIP Total Market Index Portfolio | VIP Total Market Index Portfolio - Initial Class
Prospectus Line Items
Management Fees (as a percentage of Assets)		0.11%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.00%
Expenses (as a percentage of Assets)		0.11%
Expense Example, with Redemption, 1 Year		$ 11
Expense Example, with Redemption, 3 Years		35
Expense Example, with Redemption, 5 Years		62
Expense Example, with Redemption, 10 Years		$ 141
Annual Return, Inception Date		Apr. 17, 2018
Average Annual Return, Label [Optional Text]			Initial Class
Average Annual Return, Percent			17.11%											13.14%			13.84%	[8]
Annual Return [Percent]				17.11%	23.69%	26.07%	(19.22%)	25.69%	20.30%	30.70%
VIPTotalMarketIndexPortfolio-InitialServiceService2PRO | VIP Total Market Index Portfolio | VIP Total Market Index Portfolio - Service Class
Prospectus Line Items
Management Fees (as a percentage of Assets)		0.11%
Distribution and Service (12b-1) Fees		0.10%
Other Expenses (as a percentage of Assets):		0.00%
Expenses (as a percentage of Assets)		0.21%
Expense Example, with Redemption, 1 Year		$ 22
Expense Example, with Redemption, 3 Years		68
Expense Example, with Redemption, 5 Years		118
Expense Example, with Redemption, 10 Years		$ 268
Annual Return, Inception Date		Apr. 11, 2019
Average Annual Return, Label [Optional Text]			Service Class
Average Annual Return, Percent			17.02%											13.03%	14.53%	[9]
VIPTotalMarketIndexPortfolio-InitialServiceService2PRO | VIP Total Market Index Portfolio | VIP Total Market Index Portfolio - Service Class 2
Prospectus Line Items
Management Fees (as a percentage of Assets)		0.11%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses (as a percentage of Assets):		0.00%
Expenses (as a percentage of Assets)		0.36%
Expense Example, with Redemption, 1 Year		$ 37
Expense Example, with Redemption, 3 Years		116
Expense Example, with Redemption, 5 Years		202
Expense Example, with Redemption, 10 Years		$ 456
Annual Return, Inception Date		Apr. 17, 2018
Average Annual Return, Label [Optional Text]			Service Class 2
Average Annual Return, Percent			16.86%											12.86%			13.56%	[10]
VIPTotalMarketIndexPortfolio-InitialServiceService2PRO | VIP Total Market Index Portfolio
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund /Class: VIP Total Market Index Portfolio /Initial Class, Service Class, Service Class 2
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		VIP Total Market Index Portfolio seeks to provide investment results that correspond to the total return of a broad range of U.S. stocks.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred, directly or indirectly, when you, as a variable product owner, buy, hold, and sell interests in a separate account that invests in shares of the fund. The table does not include any fees or other expenses of any variable annuity or variable life insurance product; if it did, overall fees and expenses would be higher.
Shareholder Fees Caption [Optional Text]		Fees
Shareholder Fee, Other
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 6 % of the average value of its portfolio.
Portfolio Turnover, Rate		6.00%
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. This example does not include any fees or other expenses of any variable annuity or variable life insurance product; if it did, overall expenses would be higher. For every $10,000 invested, here's how much you, as a variable product owner, would pay in total expenses if all interests in a separate account that invests in shares of the fund were redeemed at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Normally investing at least 80% of assets in common stocks included in the Fidelity U.S. Total Investable Market IndexSM. The Fidelity U.S. Total Investable Market Index SM is a float-adjusted market capitalization-weighted index designed to reflect the performance of the U.S. equity market, including large-, mid-, and small-capitalization stocks. The Fidelity U.S. Total Investable Market Index SM was created by Fidelity Product Services LLC (FPS) using a rules-based proprietary index methodology that includes all U.S. stocks meeting certain market capitalization, liquidity, and investability requirements. Derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Using statistical sampling techniques based on such factors as capitalization, industry exposures, dividend yield, price-to-earnings (P/E) ratio, price-to-book (P/B) ratio, and earnings growth to attempt to replicate the returns of the Fidelity U.S. Total Investable Market Index℠. Lending securities to earn income for the fund.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance is not an indication of future performance. Returns for shares of the fund do not include the effect of any sales charges or other expenses of any variable annuity or variable life insurance product; if they did, returns for shares of the fund would be lower.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Bar Chart Does Not Reflect Sales Loads [Text]		Returns for shares of the fund do not include the effect of any sales charges or other expenses of any variable annuity or variable life insurance product; if they did, returns for shares of the fund would be lower.
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Jun. 30, 2020
Highest Quarterly Return		22.03%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Mar. 31, 2020
Lowest Quarterly Return		(21.06%)
Performance Table Heading		Average Annual Returns
VIPTotalMarketIndexPortfolio-InitialServiceService2PRO | VIP Total Market Index Portfolio | IXYSR
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Fidelity U.S. Total Investable Market Index℠
Average Annual Return, Percent			17.24%											13.28%			13.97%
VIPTotalMarketIndexPortfolio-InitialServiceService2PRO | VIP Total Market Index Portfolio | SP001
Prospectus Line Items
Average Annual Return, Label [Optional Text]			S&P 500® Index
Average Annual Return, Percent			17.88%											14.42%			14.64%
VIPDisciplinedSmallCapPortfolio-InitialServiceService2PRO | VIP Disciplined Small Cap Portfolio | VIP Disciplined Small Cap Portfolio - Initial Class
Prospectus Line Items
Management Fees (as a percentage of Assets)		0.30%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.02%
Expenses (as a percentage of Assets)		0.32%
Expense Example, with Redemption, 1 Year		$ 33
Expense Example, with Redemption, 3 Years		103
Expense Example, with Redemption, 5 Years		180
Expense Example, with Redemption, 10 Years		$ 406
Average Annual Return, Label [Optional Text]			Initial Class
Average Annual Return, Percent			17.38%											10.36%					10.60%
Annual Return [Percent]				17.38%	16.87%	20.96%	(18.23%)	20.66%	18.45%	23.71%	(13.08%)	7.02%	22.68%
VIPDisciplinedSmallCapPortfolio-InitialServiceService2PRO | VIP Disciplined Small Cap Portfolio | VIP Disciplined Small Cap Portfolio - Service Class
Prospectus Line Items
Management Fees (as a percentage of Assets)		0.30%
Distribution and Service (12b-1) Fees		0.10%
Other Expenses (as a percentage of Assets):		0.02%
Expenses (as a percentage of Assets)		0.42%
Expense Example, with Redemption, 1 Year		$ 43
Expense Example, with Redemption, 3 Years		135
Expense Example, with Redemption, 5 Years		235
Expense Example, with Redemption, 10 Years		$ 530
Average Annual Return, Label [Optional Text]			Service Class
Average Annual Return, Percent			17.24%											10.25%					10.49%
VIPDisciplinedSmallCapPortfolio-InitialServiceService2PRO | VIP Disciplined Small Cap Portfolio | VIP Disciplined Small Cap Portfolio - Service Class 2
Prospectus Line Items
Management Fees (as a percentage of Assets)		0.30%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses (as a percentage of Assets):		0.02%
Expenses (as a percentage of Assets)		0.57%
Expense Example, with Redemption, 1 Year		$ 58
Expense Example, with Redemption, 3 Years		183
Expense Example, with Redemption, 5 Years		318
Expense Example, with Redemption, 10 Years		$ 714
Average Annual Return, Label [Optional Text]			Service Class 2
Average Annual Return, Percent			17.09%											10.09%					10.31%
VIPDisciplinedSmallCapPortfolio-InitialServiceService2PRO | VIP Disciplined Small Cap Portfolio
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund /Class: VIP Disciplined Small Cap Portfolio /Initial Class, Service Class, Service Class 2
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		VIP Disciplined Small Cap Portfolio seeks capital appreciation.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred, directly or indirectly, when you, as a variable product owner, buy, hold, and sell interests in a separate account that invests in shares of the fund. The table does not include any fees or other expenses of any variable annuity or variable life insurance product; if it did, overall fees and expenses would be higher.
Shareholder Fees Caption [Optional Text]		Fees
Shareholder Fee, Other
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 69 % of the average value of its portfolio.
Portfolio Turnover, Rate		69.00%
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. This example does not include any fees or other expenses of any variable annuity or variable life insurance product; if it did, overall expenses would be higher. For every $10,000 invested, here's how much you, as a variable product owner, would pay in total expenses if all interests in a separate account that invests in shares of the fund were redeemed at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Normally investing at least 80% of assets in securities of companies with small market capitalizations. The Adviser generally defines small market capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the Russell 2000 ® Index or the S&P SmallCap 600 ® Index. Derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Normally investing primarily in common stocks. Investing in either "growth" stocks or "value" stocks or both. Generally utilizing a research-driven approach identifying long-term drivers of stock returns that may include, but are not limited to, valuation, growth, quality, and other factors. The research is systematically applied alongside a proprietary portfolio construction and risk management framework to select a broadly diversified group of stocks that may have the potential to provide a higher total return than that of the Russell 2000® Index.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance is not an indication of future performance. Returns for shares of the fund do not include the effect of any sales charges or other expenses of any variable annuity or variable life insurance product; if they did, returns for shares of the fund would be lower.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Bar Chart Does Not Reflect Sales Loads [Text]		Returns for shares of the fund do not include the effect of any sales charges or other expenses of any variable annuity or variable life insurance product; if they did, returns for shares of the fund would be lower.
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Dec. 31, 2020
Highest Quarterly Return		31.72%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Mar. 31, 2020
Lowest Quarterly Return		(31.38%)
Performance Table Heading		Average Annual Returns
VIPDisciplinedSmallCapPortfolio-InitialServiceService2PRO | VIP Disciplined Small Cap Portfolio | RS002
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Russell 2000® Index
Average Annual Return, Percent			12.81%											6.09%					9.62%
VIPDisciplinedSmallCapPortfolio-InitialServiceService2PRO | VIP Disciplined Small Cap Portfolio | RS003
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Russell 3000® Index
Average Annual Return, Percent			17.15%											13.15%					14.29%
Document Type		485BPOS
Registrant Name		Variable Insurance Products Fund II

[1]	A From April 17, 2018 .
[2]	B From April 11, 2019 .
[3]	C From April 17, 2018 .
[4]	A From April 17, 2018 .
[5]	B From April 11, 2019 .
[6]	C From April 17, 2018 .
[7]
A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses. For the period, acquired fund fees and expenses are less than 0.01% and are included in other expenses.

[8]	A From April 17, 2018 .
[9]	B From April 11, 2019 .
[10]	C From April 17, 2018 .